FINANCE LEASE RECEIVABLES, NET - Summary of Future Minimum Lease Payments Receivable (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
FINANCE LEASE RECEIVABLES, NET
2025	¥ 26,303,893	$ 3,603,619
2026	11,066,914	1,516,161
2027	209,853	28,750
2028	817	111
Total	¥ 37,581,477	$ 5,148,641